Development of Allowance for Doubtful Accounts (text)	12 Months Ended
Dec. 31, 2014
Notes to Consolidated Financial Statements [Abstract]
Development of Allowance for Doubtful Accounts Disclosure [Text Block]

Development of allowance for doubtful accounts

	2014	2013	2012

Allowance for doubtful accounts as of January 1	$413,165	$328,893	$299,751
Change in valuation allowances as recorded in the consolidated statements of income	325,451	336,090	303,508
Write-offs and recoveries of amounts previously written-off	(309,058)	(249,783)	(273,643)
Foreign currency translation	(11,050)	(2,035)	(723)
Allowance for doubtful accounts as of December 31	$418,508	$413,165	$328,893